Nature of Operations - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended
	Aug. 12, 2014	Dec. 31, 2014	Sep. 16, 2014	Dec. 31, 2013	Dec. 31, 2012
Description of acquisition agreement		(i) all outstanding shares of common stock of Corindus, Inc., $0.01 par value per share, were exchanged for shares of Company common stock, $0.0001 par value per share, and (ii) all outstanding options and warrants to purchase shares of common stock of Corindus, Inc. were exchanged for or replaced with options and warrants to acquire shares of common stock of the Company
Common stock, par value		$ 0.0001		$ 0.0001
Description of exchange ratio		The exchange ratio was one for 25.00207 shares
Exchange ratio of common stock		25.00207
Transfer of former business in satisfaction of promissory note	$ 249
Issuance of common stock in connection with private placement of common stock, net of offering costs		25,487
Accumulated deficit		84,877		60,336
Net borrowings outstanding		9,111
Contractual obligation due in 2015		2,000
Cash and cash equivalents		28,526		9,845	25,536
Working capital		26,231
Debt covenant maturity description		Throughout 2015
Private Placement [Member]
Share price (in dollars per share)	$ 2.00		$ 2.50
Issuance of common stock in connection with private placement of common stock, net of offering costs, shares			10,666,570
Gross proceeds from private placement			26,666
Issuance of common stock in connection with private placement of common stock, net of offering costs			$ 25,487
Reverse acquisition - YIDI [Member]
Shares of common stock issued in conversion of redeemable convertible preferred stock	2,811,499
Common stock, par value	$ 0.0100
Exchange ratio of common stock	25.00207